13FCONP 5/19/06 CONFIDENTIAL

NON-PUBLIC

[redacted]

FORM 13F

05077025

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2005
Check here if Amendment [ ]; Amendment Number: ________
This Amendment (Check only one):
[ ] is a restatement
[ ] adds new holding entries

CONFIDENTIAL TREATMENT EXPIRED

RECEIVED
NOV 16 2005
OFFICE OF THE SECRETARY

Institutional Investment Manager Filing this Report:

Name: Stark Offshore Management, LLC
Address: 3600 South Lake Drive
St. Francis, Wisconsin 53235-3716

Form 13F File Number: 28-11007

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules. lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Colin M. Lancaster
Title: General Counsel
Phone: (414) 294-7000

PROCESSED
AUG 01 2006
THOMSON FINANCIAL

Signature, Place and Date of Signing:

(Signature)	St. Francis, Wisconsin (City, State)	November 11, 2005 (Date)

Report Type (Check only one):

[X] 13F HOLDINGS REPORT: (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE: (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT: (Check here if a portion of the holding for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

CONFIDENTIAL

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0
Form 13F Information Table Entry Total:	16
Form 13F Information Table Value Total:	$328,350 (thousands)

List of Other Included Managers: None

Form 13F
Stark Offshore Management, LLC

Column1: Name of Issuer	Column2: Title of Class	Column3: CUSIP	Column4: Value (X$1000)	Column5: Shrs or Prn. Amt.	Column5: SH/PRN	Column5: Put/ Call	Column6: Investment Discretion	Column7: Other Managers	Column8: Voting Authority Sole	Column8: Voting Authority Shared	Column8: Voting Authority None
Risk Arb Holdings											
Confidential Treatment Requested											
Until 2/14/06											
BEI TECHNOLOGIES INC	Common	05538P104	$3,772	107,800	SH		Sole		X		
CABLEVISION SYSTEMS CORP	Common	12686C109	$27,169	843,750	SH		Sole		X		
LABONE INC New	Common	50540L105	$20,560	472,640	SH		Sole		X		
PETROKAZAKHSTAN INC	Common	71649P102	$15,308	281,250	SH		Sole		X		
PETROKAZAKHSTAN INC	Option	71649P902	$6,575	120,800		Call	Sole		X		
Chiron Corp	Common	170040109	$51,540	1,180,760	SH		Sole		X		
Hibernia Corp	Common	428656102	$36,799	1,225,000	SH		Sole		X		
Hibernia Corp	Option	428656902	$10,514	350,000		Call	Sole		X		
MEDICIS PHARMACEUTICAL	Common	584690309	$1,309	41,250	SH		Sole		X		
VERIZON COMMUNICATIONS INC***	Option	92343V904	$5,182	150,000		Call	Sole		X		
Until 5/14/06											
AT&T CORP	Common	001957505	$371	18,750	SH		Sole		X		
MCI COMMUNICATIONS CORP	Common	552691107	$86,343	3,358,350	SH		Sole		X		
Until 8/14/06											
Guidant Corp	Common	401698105	$12,397	179,950	SH		Sole		X		
Guidant Corp	Option	401698905	$38,751	562,500		Call	Sole		X		
Until 11/14/06											
METALS USA INC	Common	591324207	$11,403	557,325	SH		Sole		X		